AXA Equitable Life Insurance Company

Supplement dated August 15, 2018 to the Current Prospectus for Retirement Cornerstone® Series 17 Series E

This Supplement modifies certain information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding new variable investment options being added to your contract, as well as, certain variable investment options that are being closed for certain contracts. Please note the following changes:

(1)	New Variable Investment Options

Effective on or about October 22, 2018, subject to regulatory approval, the following variable investment options will be available to contracts with an application signed on or after the effective date:

•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	AXA/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/JPMorgan Value Opportunities
•	EQ/MFS International Value
•	EQ/MFS Technology
•	PIMCO Income Portfolio

(2)	Portfolios of the Trusts

Effective on or about October 22, 2018, subject to regulatory approval, the following information is added under “Portfolios of the Trusts” in “Contract features and benefits” in your Prospectus:

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)	Volatility Management
1290 VT LOW VOLATILITY GLOBAL EQUITY	Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.	• AXA Equitable Funds Management Group, LLC
1290 VT MICRO CAP	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Lord, Abbett & Co. LLC
1290 VT SMALL CAP VALUE	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Horizon Asset Management LLC
1290 VT SMARTBETA EQUITY	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Management, LLC
AXA/CLEARBRIDGE LARGE CAP GROWTH	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• AXA Equitable Funds Management Group, LLC • ClearBridge Investments, LLC** • BlackRock Investment Management, LLC	✓
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• J.P. Morgan Investment Management Inc.

IM-93-18 (8.18)	Catalog No. 158932 (8.18)
NewBiz	#671592

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)	Volatility Management
EQ/MFS INTERNATIONAL VALUE	Seeks to achieve capital appreciation.	• AXA Equitable Funds Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY	Seeks to achieve capital appreciation.	• AXA Equitable Funds Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
PIMCO Variable Insurance Trust – Advisor Class Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)
PIMCO INCOME PORTFOLIO	The Portfolio’s primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.	• Pacific Investment Management Company LLC
*

Effective on or about October 1, 2018, subject to regulatory approval, the current name of the AXA/Mutual Large Cap Equity Managed Volatility Portfolio will change to EQ/ClearBridge Select Equity Managed Volatility Portfolio.

**

Effective on or about October 1, 2018, subject to regulatory approval, Franklin Mutual Advisers, LLC the sub-adviser for the Active Allocated Portion of the Portfolio will be replaced by ClearBridge Investments, LLC.

(3)	Variable Investment Options no longer available to certain contracts.

Effective on or about October 22, 2018, the following variable investment options will not be available to contracts with an application signed on or after the effective date:

•	7TwelveTM Balanced Portfolio
•	AB VPS International Growth Portfolio
•	Hartford Capital Appreciation HLS Fund
•	Ivy VIP Asset Strategies
•	Ivy VIP Global Equity Income (fka: Ivy VIP Dividend Opportunities)
•	Ivy VIP Natural Resources
•	Ivy VIP Small Cap Growth
•	VanEck VIP Global Hard Assets

These variable investment options will, however, remain available to existing contract owners.

All rights reserved. Retirement Cornerstone® is a registered trademark mark of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

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